Basis of Presentation (Tables)	12 Months Ended
Sep. 30, 2023
Schedule Of Property, Plant and Equipment Usefule Lives
Years
Leasehold improvements	5
Production equipment	2-15
Office Furniture and Equipment	2-5
Building	20
Right of use assets	Over the lease term